Accumulated Losses and Reserves (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Reserves Within Equity [Abstract]
Summary of Accumulated Losses and Reserves
	2022	2021	2020

	US$	US$	US$
(a) Movements in accumulated losses were as follows:
Balance at July 1	(124,123,982)	(78,779,486)	(67,656,287)
Net loss for the year	(92,817,371)	(45,344,496)	(11,123,199)
Balance at June 30	(216,941,353)	(124,123,982)	(78,779,486)

(b) Reserves
Fair value of Investments reserve (i)	1,085,411	1,085,411	551,409
Share-based payments reserve (ii)	8,466,706	4,087,650	3,116,080
Foreign translation reserve (iii)	20,089,163	20,089,163	5,827,605
Total reserves	29,641,280	25,262,224	9,495,094

(i) Movement in fair value of investments reserve:
Opening balance	1,085,411	551,409	517,700
Fair value on gains on investments in financial assets	—	469,767	41,098
Exchange on translation	—	64,235	(7,389)
Closing balance	1,085,411	1,085,411	551,409

(ii) Movement in share-based payments reserve:
Opening balance	4,087,650	3,116,080	2,401,769
Share-based payments expense	5,251,572	3,897,638	732,688
Exercise of options	(872,516)	(3,271,542)	(284,828)
Exchange on translation	—	345,474	266,451
Closing balance	8,466,706	4,087,650	3,116,080

(iii) Movement in foreign translation reserve:
Opening balance	20,089,163	5,827,605	6,257,941
(Gains)/loss on translation	—	14,261,558	(430,336)
Closing balance	20,089,163	20,089,163	5,827,605